UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21126

Name of Fund:   BlackRock Municipal Income Trust II (BLE)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal Income Trust II,

55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2013

Date of reporting period: 11/30/2012

Item 1 – Schedule of Investments

Schedule of Investments (November 30, 2012 (Unaudited)	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Alabama — 0.4%
County of Jefferson Alabama, RB, Series A, 5.25%, 1/01/19	$1,620	$1,621,102
Arizona — 1.7%
Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/32	5,635	6,770,960
California — 9.0%
ABAG Finance Authority for Nonprofit Corps., Refunding RB, Odd Fellows Home of California, Series A, 5.00%, 4/01/42	1,000	1,119,900
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge, Series F-1, 5.63%, 4/01/44	2,480	2,953,854
California County Tobacco Securitization Agency, RB, CAB, Stanislaus, Sub-Series C, 10.37%, 6/01/55 (a)	9,710	132,153
California Health Facilities Financing Authority, RB:
Stanford Hospital Clinics, Series A, 5.00%, 8/15/51	1,290	1,480,081
Sutter Health, Series B, 6.00%, 8/15/42	3,500	4,285,120
California HFA, RB, Series K, AMT, Home Mortgage, 5.50%, 2/01/42	1,640	1,697,826
California State Public Works Board, RB, Various Capital Project, Sub-Series I-1, 6.38%, 11/01/34	1,280	1,577,779
City of Los Angeles Department of Airports, Refunding RB, Series A, 5.25%, 5/15/39	860	988,063
San Francisco City & County Redevelopment Agency, Special Tax Bonds, District No. 6, Mission Bay South Public Improvements, 6.63%, 8/01/27	3,120	3,133,634
San Marcos Unified School District, CAB, SAN, Election of 2010, Series B (a):
4.59%, 8/01/33	3,000	1,174,230
4.78%, 8/01/43	2,500	587,150
State of California, GO, Various Purpose:
6.00%, 3/01/33	1,760	2,261,829
6.50%, 4/01/33	10,670	13,704,228
		35,095,847
Colorado — 1.6%
Colorado Health Facilities Authority, Refunding RB:
Catholic Healthcare, Series A, 5.50%, 7/01/34	2,330	2,713,541
Evangelical Lutheran Good Samaritan Society Project, 5.00%, 12/01/42	1,920	2,099,136

	Par (000)	Value
Municipal Bonds
Colorado (concluded)
Park Creek Metropolitan District Colorado, Refunding RB, Senior, Limited Tax, Property Tax, 5.50%, 12/01/37	$1,375	$1,464,719
		6,277,396
Connecticut — 0.5%
Connecticut State Health & Educational Facility Authority, RB, Ascension Health Senior Credit, 5.00%, 11/15/40	1,505	1,751,278
Delaware — 1.6%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Project, 6.00%, 10/01/40	1,240	1,414,319
Delaware State EDA, RB, Exempt Facilities, Indian River Power, 5.38%, 10/01/45	4,430	4,823,606
		6,237,925
District of Columbia — 4.7%
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed:
6.50%, 5/15/33	3,250	3,883,945
6.75%, 5/15/40	11,500	11,787,385
Metropolitan Washington Airports Authority, Refunding RB, First Senior Lien, Series A:
5.00%, 10/01/39	550	618,233
5.25%, 10/01/44	2,000	2,266,940
		18,556,503
Florida — 4.8%
City of Leesburg Florida, RB, Leesburg Regional Medical Center Project, 5.50%, 7/01/32	1,000	1,001,020
County of Miami-Dade Florida, RB, Miami International Airport, Series A, AMT (AGC), 5.25%, 10/01/38	2,855	3,129,166
County of Miami-Dade Florida, Refunding RB, Miami International Airport, Series A-1, 5.38%, 10/01/41	1,255	1,464,095
Jacksonville Florida Port Authority, Refunding RB, AMT, 5.00%, 11/01/38	1,665	1,852,079
Live Oak Community Development District No. 1, Special Assessment Bonds, Series A, 6.30%, 5/01/34	3,030	3,093,812
Miami Beach Health Facilities Authority, RB, Mount Sinai Medical Center of Florida, 6.75%, 11/15/21	3,365	3,688,780
Mid-Bay Bridge Authority, RB, Series A, 7.25%, 10/01/40	2,500	3,278,300

BLACKROCK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2012	1

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Florida (concluded)
Stevens Plantation Community Development District, Special Assessment Bonds, Series A, 7.10%, 5/01/35	$1,895	$1,421,743
		18,928,995
Georgia — 0.3%
DeKalb Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	915	1,034,215
Hawaii — 0.5%
State of Hawaii, RB, Series A, 5.25%, 7/01/30	1,480	1,773,188
Illinois — 14.0%
Chicago Illinois Board of Education, GO, Series A, 5.50%, 12/01/39	2,300	2,758,735
Chicago Transit Authority, RB, Sales Tax Receipts Revenue, 5.25%, 12/01/40	1,150	1,351,825
City of Chicago Illinois, ARB, O’Hare International Airport, General, Third Lien:
5.75%, 1/01/39	5,000	6,032,450
6.50%, 1/01/41	6,430	8,423,236
City of Chicago Illinois, GO, Project, Series A, 5.00%, 1/01/33	4,940	5,716,272
City of Chicago Illinois, Refunding RB, Sales Tax Revenue, Series A, 5.25%, 1/01/38	895	1,064,280
Illinois Finance Authority, RB, Navistar International, Recovery Zone, 6.50%, 10/15/40	990	1,038,965
Illinois Finance Authority, Refunding RB:
Ascension Health, Series A, 5.00%, 11/15/37	1,060	1,218,258
Ascension Health, Series A, 5.00%, 11/15/42	1,925	2,199,447
Central Dupage Health, Series B, 5.50%, 11/01/39	1,750	2,010,890
Friendship Village Schaumburg, Series A, 5.63%, 2/15/37	455	460,410
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC), 5.50%, 6/15/30	10,500	11,591,685
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
Series B (AGM), 5.00%, 6/15/50	3,430	3,822,392
Series B-2, 5.00%, 6/15/50	2,725	3,035,868
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	1,470	1,794,914
6.00%, 6/01/28	1,255	1,544,190

	Par (000)	Value
Municipal Bonds
Illinois (concluded)
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	$685	$800,724
		54,864,541
Indiana — 3.1%
Indiana Finance Authority, RB:
First Lien, CWA Authority, Series A, 5.25%, 10/01/38	1,720	2,038,905
Sisters of St. Francis Health, 5.25%, 11/01/39	915	1,028,158
Indiana Finance Authority, Refunding RB:
Ascension Health Senior Credit, Series B-5, 5.00%, 11/15/36	1,500	1,668,840
Community Health Network, Series A, 5.00%, 5/01/42	2,050	2,326,074
Indiana Health Facility Financing Authority, Refunding RB, Methodist Hospital, Inc., 5.38%, 9/15/22	3,675	3,679,814
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	1,200	1,469,124
		12,210,915
Iowa — 0.6%
Iowa Student Loan Liquidity Corp., Refunding RB, Series A-1, AMT, 5.15%, 12/01/22	2,140	2,467,827
Kansas — 0.5%
Kansas Development Finance Authority, Refunding RB, Sisters of Leavenworth, Series A, 5.00%, 1/01/40	1,755	1,955,000
Kentucky — 0.3%
Kentucky Economic Development Finance Authority, RB, Owensboro Medical Health System, Series A, 6.38%, 6/01/40	1,105	1,336,553
Louisiana — 3.1%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp., Series A-1, 6.50%, 11/01/35	3,650	4,307,438
Parish of St. John the Baptist Louisiana, RB, Marathon Oil Corp., Series A, 5.13%, 6/01/37	7,290	7,855,121
		12,162,559
Maine — 0.5%
Maine State Turnpike Authority, RB, Series A, 5.00%, 7/01/42	1,615	1,916,343

BLACKROCK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2012	2

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Maryland — 1.1%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	$475	$542,293
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	1,000	1,102,290
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community, 6.25%, 1/01/41	2,400	2,805,960
		4,450,543
Massachusetts — 0.3%
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare, Series J1, 5.00%, 7/01/39	955	1,064,729
Michigan — 2.0%
City of Detroit Michigan, RB, Water Supply System, Series A, Senior Lien, 5.25%, 7/01/41	3,355	3,644,402
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.50%, 5/15/36	1,500	1,713,390
Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health System, Series A, 5.25%, 11/15/46	2,305	2,465,175
		7,822,967
Minnesota — 0.6%
Tobacco Securitization Authority Minnesota, Refunding RB, Tobacco Settlement Revenue, Series B, 5.25%, 3/01/31	2,065	2,325,211
Missouri — 1.9%
370/Missouri Bottom Road/Taussig Road Transportation Development District, RB, 7.20%, 5/01/33	6,000	6,032,760
Missouri State Health & Educational Facilities Authority, RB, Senior Living Facilities, Lutheran Senior Home, 5.50%, 2/01/42	1,135	1,237,184
		7,269,944
Multi-State — 3.7%
Centerline Equity Issuer Trust (b)(c):
5.75%, 5/15/15	1,000	1,093,010
6.00%, 5/15/15	5,000	5,491,400
6.00%, 5/15/19	3,500	4,183,025
6.30%, 5/15/19	3,000	3,632,430
		14,399,865

	Par (000)	Value
Municipal Bonds
Nebraska — 1.5%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3:
5.00%, 9/01/42	$1,570	$1,745,385
5.25%, 9/01/37	895	1,017,158
Lancaster County Hospital Authority No. 1, Refunding RB, Immanuel Obligation Group, 5.63%, 1/01/40	1,245	1,425,687
Sarpy County Hospital Authority No. 1, Refunding RB, Immanuel Obligation Group, 5.63%, 1/01/40	1,635	1,841,484
		6,029,714
Nevada — 0.7%
County of Clark Nevada, Refunding RB, Alexander Dawson School Nevada Project, 5.00%, 5/15/29	2,465	2,712,535
New Jersey — 4.0%
New Jersey EDA, RB, Continental Airlines, Inc. Project, AMT, 6.25%, 9/15/29	2,130	2,191,685
New Jersey EDA, Refunding RB:
Cigarette Tax, 5.00%, 6/15/24	455	535,535
Cigarette Tax, 5.00%, 6/15/25	610	714,792
Special Assessment Bonds, Kapkowski Road Landfill Project, 6.50%, 4/01/28	7,475	9,099,018
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36	2,690	3,198,814
		15,739,844
New York — 4.1%
Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A, 7.00%, 5/01/35 (d)(e)	985	147,770
Metropolitan Transportation Authority, RB, Series E, 5.00%, 11/15/42	585	682,876
Metropolitan Transportation Authority, Refunding RB, Transportation, Series D, 5.25%, 11/15/40	1,325	1,538,722
New York City Industrial Development Agency, RB, American Airlines, Inc., JFK International Airport, AMT, 7.75%, 8/01/31 (d)(e)(f)	6,700	7,072,453
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project, 6.38%, 7/15/49	1,335	1,571,442

BLACKROCK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2012	3

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New York (concluded)
New York State Thruway Authority, Refunding RB, General, Series I, 5.00%, 1/01/42	$1,500	$1,761,780
Port Authority of New York & New Jersey, RB, JFK International Air Terminal:
6.00%, 12/01/36	1,410	1,682,412
6.00%, 12/01/42	1,375	1,640,650
		16,098,105
North Carolina — 3.1%
Gaston County Industrial Facilities & Pollution Control Financing Authority North Carolina, RB, Exempt Facilities National Gypsum Co. Project, AMT, 5.75%, 8/01/35	6,500	6,093,295
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke Energy Carolinas Project, Series B, 4.63%, 11/01/40	3,930	4,330,506
North Carolina Medical Care Commission, RB, Duke University Health System, Series A, 5.00%, 6/01/42	1,525	1,701,107
		12,124,908
Ohio — 2.3%
County of Allen Ohio, Refunding RB, Catholic Healthcare, Series A, 5.25%, 6/01/38	3,405	3,855,175
County of Hamilton Ohio, RB, Christ Hospital Project, 5.00%, 6/01/42	1,640	1,802,606
County of Montgomery Ohio, Refunding RB, Catholic Healthcare, Series A, 5.00%, 5/01/39	3,025	3,323,900
		8,981,681
Oregon — 0.1%
City of Tigard Washington County Oregon, Refunding RB, Water System, 5.00%, 8/01/37	275	328,501
Pennsylvania — 1.6%
Allegheny County Hospital Development Authority, Refunding RB, Health System, West Penn, Series A, 5.38%, 11/15/40	1,495	1,009,110
Allentown Neighborhood Improvement Zone Development Authority, RB, Series A, 5.00%, 5/01/42	2,500	2,708,825
Pennsylvania Economic Development Financing Authority, RB, Aqua Pennsylvania, Inc. Project, 5.00%, 11/15/40	2,065	2,356,000
		6,073,935

	Par (000)	Value
Municipal Bonds
Puerto Rico — 5.3%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.50%, 8/01/44	$6,100	$7,183,726
Puerto Rico Sales Tax Financing Corp., RB, CAB, Series A (a):
5.30%, 8/01/33	13,600	4,611,352
5.40%, 8/01/34	5,500	1,733,160
4.47%, 8/01/35	14,055	4,136,246
5.52%, 8/01/36	11,875	3,273,819
		20,938,303
South Carolina — 1.8%
South Carolina Jobs-EDA, Refunding RB, Palmetto Health Alliance, Series A, 6.25%, 8/01/31	2,640	2,742,089
South Carolina State Ports Authority, RB, 5.25%, 7/01/40	3,595	4,147,983
		6,890,072
South Dakota — 0.3%
South Dakota Health and Educational Facilities Authority, RB, Series E, 5.00%, 11/01/42	1,165	1,321,856
Tennessee — 4.3%
Knox County Health Educational & Housing Facilities Board Tennessee, Refunding RB, CAB, Series A (AGM), 5.74%, 1/01/21 (a)	20,405	12,913,917
Metropolitan Gov’t Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, Vanderbilt University, Series D, 3.25%, 10/01/37	3,480	3,500,323
Rutherford County Health & Educational Facilities Board, RB, Ascension Health, Series C, 5.00%, 11/15/47	230	265,898
		16,680,138
Texas — 19.0%
Brazos River Authority, RB, TXU Electric, Series A, AMT, 8.25%, 10/01/30	2,400	335,544
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien, 6.25%, 1/01/46	2,350	2,801,623
City of Austin Texas, Refunding RB, Water & Wastewater System Revenue, 5.00%, 11/15/37	685	824,411
City of Dallas Texas, Refunding RB, 5.00%, 10/01/35	1,650	1,946,984
City of Houston Texas, Refunding RB, Series A:
Combined, First Lien (AGC), 6.00%, 11/15/35	9,145	11,401,071
Senior Lien, 5.50%, 7/01/39	1,675	1,980,453

BLACKROCK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2012	4

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Texas (concluded)
Clifton Higher Education Finance Corp., RB, Idea Public Schools, 5.00%, 8/15/32	$640	$702,323
Fort Bend County Industrial Development Corp., RB, NRG Energy Inc. Project:
Series A, 4.75%, 5/01/38	1,900	1,999,769
Series B, 4.75%, 11/01/42	1,605	1,682,602
Gulf Coast Waste Disposal Authority, Refunding RB, Series A, AMT, 6.10%, 8/01/24	5,000	5,018,400
Harris County-Houston Sports Authority, Refunding RB, Third Lien, Series A-3 (NPFGC), 5.87%, 11/15/36 (a)	25,375	6,352,124
Lower Colorado River Authority, Refunding RB, Series A (NPFGC), 5.00%, 5/15/31 (g)	5	5,109
Midland County Fresh Water Supply District Number 1, RB, Midland Projects, Series A:
5.00%, 9/15/40	890	1,055,798
CAB, 4.49%, 9/15/37 (a)	17,105	5,693,912
North Texas Tollway Authority, Refunding RB, Toll Second Tier, Series F, 6.13%, 1/01/31	6,790	7,559,307
San Antonio Energy Acquisition Public Facility Corp., RB, Gas Supply, 5.50%, 8/01/24	3,600	4,313,052
Tarrant County Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 8/15/45	4,410	5,331,117
Texas Municipal Gas Acquisition & Supply Corp. III, RB, 5.00%, 12/15/29 (h)	2,055	2,295,805
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	3,000	3,769,230
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	3,000	3,700,350
Texas Transportation Commission, Refunding RB, First Tier, Series A, 5.00%, 8/15/41	1,310	1,484,335
University of Texas System, Refunding RB, Financing System Bonds, Series B, 5.00%, 8/15/43	3,350	4,077,519
		74,330,838

	Par (000)	Value
Municipal Bonds
Utah — 1.2%
County of Utah, RB, IHC Health Services, Inc., 5.00%, 5/15/43	$2,190	$2,530,961
Utah State Charter School Finance Authority, RB, Ogden Preparatory Academy (h):
3.25%, 10/15/36	1,085	1,058,711
3.25%, 10/15/42	1,310	1,254,089
		4,843,761
Virginia — 1.8%
City of Norfolk Virginia, Refunding RB, Series B (AMBAC), 5.50%, 2/01/31	1,240	1,241,835
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings Opco LLC Project, AMT:
5.25%, 1/01/32	1,755	1,951,823
6.00%, 1/01/37	2,000	2,341,900
5.50%, 1/01/42	1,255	1,414,272
		6,949,830
Washington — 1.8%
Bellingham Washington, Water & Sewer Revenue, 5.00%, 8/01/36	5,050	5,963,646
Washington Health Care Facilities Authority, Refunding RB, Providence Health & Services, Series A, 5.00%, 10/01/42	1,100	1,265,913
		7,229,559
Wisconsin — 1.8%
Wisconsin Health & Educational Facilities Authority, RB:
Ascension Health Senior Credit Group, 5.00%, 11/15/30	1,790	2,119,306
Ascension Health Senior Credit Group, 5.00%, 11/15/33	910	1,068,249
Aurora Health Care, 6.40%, 4/15/33	3,930	3,978,143
		7,165,698
Wyoming — 1.5%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, 5.25%, 7/15/26	3,355	3,885,526
Wyoming Municipal Power Agency, RB, Series A:
5.50%, 1/01/33	800	925,944
5.50%, 1/01/38	750	868,073
		5,679,543
Total Municipal Bonds – 113.0%		442,413,227

BLACKROCK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2012	5

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (i)
Alabama — 0.7%
Alabama Special Care Facilities Financing Authority-Birmingham, Refunding RB, Ascension Health Senior Credit, Series C-2, 5.00%, 11/15/36	$2,519	$2,813,821
Arizona — 0.8%
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/38	2,630	3,038,377
California — 8.6%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/39 (j)	2,850	3,402,786
City of Los Angeles California Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A, 5.00%, 5/15/40	6,499	7,502,921
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	2,530	2,919,291
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	1,840	2,266,726
San Francisco City & County Public Utilities Commission, RB, Series B, 5.00%, 11/01/39	10,335	12,199,847
University of California, RB, Limited Project, Series B, 4.75%, 5/15/38	5,099	5,292,392
		33,583,963
Colorado — 1.9%
Colorado Health Facilities Authority, RB, Catholic Health:
Series C-3 (FSA), 5.10%, 10/01/41	4,230	4,604,567
Series C-7 (AGM), 5.00%, 9/01/36	2,710	2,952,274
		7,556,841
Connecticut — 3.0%
Connecticut State Health & Educational Facility Authority, RB, Yale University:
Series T-1, 4.70%, 7/01/29	5,170	5,885,993
Series X-3, 4.85%, 7/01/37	5,130	5,881,750
		11,767,743
Florida — 1.5%
County of Miami-Dade Florida, RB, Water & Sewer System Revenue (AGM), 5.00%, 10/01/39	5,001	5,727,326
Georgia — 1.4%
Private Colleges & Universities Authority, Refunding RB, Emory University, Series C, 5.00%, 9/01/38	4,638	5,412,864

	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (i)
Illinois — 0.9%
City of Chicago Illinois, Refunding RB, 5.00%, 11/01/42	$3,119	$3,662,018
Maryland — 1.3%
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Ascension Health, Series B, 5.00%, 11/15/51	4,559	5,278,665
Massachusetts — 2.4%
Massachusetts School Building Authority, Sales Tax RB, Senior, Series B, 5.00%, 10/15/41	4,950	5,920,645
Massachusetts Water Resources Authority, Refunding RB, General, Series A, 5.00%, 8/01/41	3,150	3,578,684
		9,499,329
Michigan — 0.9%
Detroit Water and Sewerage Department, Refunding RB, Senior Lien, Series A:
5.00%, 7/01/32	1,700	1,861,126
5.25%, 7/01/39	1,462	1,628,317
		3,489,443
New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/39 (j)	2,219	2,706,942
New York — 13.1%
Hudson New York Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	1,750	2,125,577
New York City Municipal Water Finance Authority, Refunding RB:
Second General Resolution, Series HH, 5.00%, 6/15/31 (j)	9,149	11,141,635
Series FF-2, 5.50%, 6/15/40	1,710	2,107,819
New York City Transitional Finance Authority, RB, 5.00%, 2/01/42	2,679	3,179,387
New York Liberty Development Corp., RB, Liberty Revenue Bonds, 1 World Trade Center Port Authority Construction, 5.25%, 12/15/43	11,670	13,867,628
New York Liberty Development Corp., Refunding RB, Liberty Revenue Bonds, 4 World Trade Center Project, 5.75%, 11/15/51	7,040	8,612,806
New York State Dormitory Authority, ERB, Series F, 5.00%, 3/15/35	9,284	10,113,906
		51,148,758

BLACKROCK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2012	6

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (i)
Texas — 1.1%
Harris County Texas Metropolitan Transit Authority, Refunding RB, Sales & Use Tax Bonds, Series A, 5.00%, 11/01/41	$3,720	$4,390,865
Utah — 1.1%
City of Riverton Utah Hospital, RB, IHC Health Services, Inc., 5.00%, 8/15/41	3,959	4,418,911
Virginia — 1.8%
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	5,909	6,945,854
Washington — 3.4%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/32	3,029	3,489,768
State of Washington, GO, Various Purpose, Series E, 5.00%, 2/01/34	8,113	9,664,884
		13,154,652
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 44.6%		174,596,372
Total Long-Term Investments (Cost – $553,020,763) – 157.6%		617,009,599

Short-Term Securities
Virginia — 0.6%
Roanoke Economic Development Authority, RB, VRDN, Carilion Health System, 0.20%, 12/03/12 (k)	2,600	2,600,000
Mississippi — 3.1%
Mississippi Business Finance Corp., RB, VRDN, 0.17%, 12/03/12 (k)	12,000	12,000,000

	Shares
Money Market Funds — 0.00%
FFI Institutional Tax-Exempt Fund, 0.01%, (l)(m)	36,092	36,092
Total Short-Term Securities (Cost – $14,636,092) – 3.7%		14,636,092

Value
Total Investments (Cost–$567,656,855*) – 161.3%	$631,645,691
Other Assets Less Liabilities – 1.0%	4,002,812
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (23.7)%	(92,673,913)
VMTP Shares, at Liquidation Value – (38.6)%	(151,300,000)
Net Assets Applicable to Common Shares– 100.0%	$391,674,590

* As of November 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
Tax cost	$475,210,838

Gross unrealized appreciation	$68,558,801
Gross unrealized depreciation	(4,749,803)

Net unrealized appreciation	$63,808,998

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(b)	Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(e)	Non-income producing security.
(f)	Variable rate security. Rate shown is as of report date.
(g)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(h)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
JPMorgan Chase & Co.	$2,295,805	$58,239
Robert W. Baird & Co.	$2,312,800	$583
(i)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(j)	All or a portion of security is subject to a recourse agreement which may require the Trust to pay the Liquidity Provider in the event there is a shortfall between the TOB Trust Certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements is $9,477,746.
(k)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

BLACKROCK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2012	7

Schedule of Investments (concluded)	BlackRock Municipal Income Trust II (BLE)

(l)	Investments in issuers considered to be an affiliate of the Trust during the period ended November 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2012	Net Activity	Shares Held at November 30, 2012	Income
FFI Institutional Tax-Exempt Fund	15,208,474	(15,172,382)	36,092	$279

(m)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
EDC	Economic Development Corp.
ERB	Education Revenue Bonds
FSA	Financial Security Assurance, Inc.
GO	General Obligation Bonds
HFA	Housing Finance Agency
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
SAN	State Aid Notes
VRDN	Variable Rate Demand Notes

—

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Trust has the ability to access

—

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the Trust’s investments categorized in the disclosure hierarchy as of November 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$617,009,599	—	$617,009,599
Short-Term Securities	$36,092	14,600,000	—	14,636,092
Total	$36,092	$631,609,599	—	$631,645,691
[1]	See above Schedule of Investments for values in each state or political sub-division.

Certain of the Trust’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of November 30, 2012, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB trust certificates	—	$(92,625,855)	—	$(92,625,855)
VMTP Shares	—	(151,300,000)	—	(151,300,000)
Total	—	$(243,925,855)	—	$(243,925,855)

There were no transfers between levels during the period ended November 30, 2012.

BLACKROCK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2012	8

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Trust II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Trust II

Date: January 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Trust II

Date: January 23, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Income Trust II

Date: January 23, 2013